Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 23, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated September 23, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Emerging Markets Innovators FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective October 29, 2021, the Fund’s broad-based securities market benchmark will change from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. As a result, the table appearing under the heading "Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below:Average Annual Total Returns (for the periods ended December 31, 2020)InceptionDate1Year5YearsSinceInceptionClass A:Return Before Taxes6/30/201416.00%9.11%3.99%Return After Taxes on Distributions15.158.943.86Return After Taxes on Distributions and Sale of Fund Shares10.037.203.10Class C:6/30/201420.839.484.09Class R:6/30/201422.4410.034.62Class Y:6/30/201423.0810.605.16Class R5:5/24/201923.1910.474.99Class R6:6/30/201423.2110.805.36MSCI Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)18.3112.815.69MSCI Emerging Markets Mid Cap Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.499.003.141 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.2 Effective October 29, 2021, the Fund changed its broad-based securities market benchmark from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. The Fund’s investment adviser believes the MSCI Emerging Markets Index provides a more appropriate comparison for evaluating the Fund’s performance.
Emerging Markets Innovators
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated September 23, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Emerging Markets Innovators FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective October 29, 2021, the Fund’s broad-based securities market benchmark will change from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. As a result, the table appearing under the heading "Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below:Average Annual Total Returns (for the periods ended December 31, 2020)InceptionDate1Year5YearsSinceInceptionClass A:Return Before Taxes6/30/201416.00%9.11%3.99%Return After Taxes on Distributions15.158.943.86Return After Taxes on Distributions and Sale of Fund Shares10.037.203.10Class C:6/30/201420.839.484.09Class R:6/30/201422.4410.034.62Class Y:6/30/201423.0810.605.16Class R5:5/24/201923.1910.474.99Class R6:6/30/201423.2110.805.36MSCI Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)18.3112.815.69MSCI Emerging Markets Mid Cap Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.499.003.141 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.2 Effective October 29, 2021, the Fund changed its broad-based securities market benchmark from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. The Fund’s investment adviser believes the MSCI Emerging Markets Index provides a more appropriate comparison for evaluating the Fund’s performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 29, 2021, the Fund changed its broad-based securities market benchmark from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. The Fund’s investment adviser believes the MSCI Emerging Markets Index provides a more appropriate comparison for evaluating the Fund’s performance.
Emerging Markets Innovators | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	16.00%
5Years	rr_AverageAnnualReturnYear05	9.11%
SinceInception	rr_AverageAnnualReturnSinceInception	3.99%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Emerging Markets Innovators | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	20.83%
5Years	rr_AverageAnnualReturnYear05	9.48%
SinceInception	rr_AverageAnnualReturnSinceInception	4.09%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Emerging Markets Innovators | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	22.44%
5Years	rr_AverageAnnualReturnYear05	10.03%
SinceInception	rr_AverageAnnualReturnSinceInception	4.62%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Emerging Markets Innovators | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	23.08%
5Years	rr_AverageAnnualReturnYear05	10.60%
SinceInception	rr_AverageAnnualReturnSinceInception	5.16%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Emerging Markets Innovators | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	23.19%
5Years	rr_AverageAnnualReturnYear05	10.47%	[1]
SinceInception	rr_AverageAnnualReturnSinceInception	4.99%	[1]
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Emerging Markets Innovators | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	23.21%
5Years	rr_AverageAnnualReturnYear05	10.80%
SinceInception	rr_AverageAnnualReturnSinceInception	5.36%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Emerging Markets Innovators | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	15.15%
5Years	rr_AverageAnnualReturnYear05	8.94%
SinceInception	rr_AverageAnnualReturnSinceInception	3.86%
Emerging Markets Innovators | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	10.03%
5Years	rr_AverageAnnualReturnYear05	7.20%
SinceInception	rr_AverageAnnualReturnSinceInception	3.10%
Emerging Markets Innovators | MSCI Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	18.31%	[2]
5Years	rr_AverageAnnualReturnYear05	12.81%	[2]
SinceInception	rr_AverageAnnualReturnSinceInception	5.69%	[2]
Emerging Markets Innovators | MSCI Emerging Markets Mid Cap Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	10.49%	[2]
5Years	rr_AverageAnnualReturnYear05	9.00%	[2]
SinceInception	rr_AverageAnnualReturnSinceInception	3.14%	[2]

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Effective October 29, 2021, the Fund changed its broad-based securities market benchmark from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. The Fund’s investment adviser believes the MSCI Emerging Markets Index provides a more appropriate comparison for evaluating the Fund’s performance.